Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Components of Property, Plant and Equipment
December 31,
	2013			2012
	Cost	Accumulated Depletion and Depreciation, Including Write-downs	Net Book Value	Cost	Accumulated Depletion and Depreciation, Including Write-downs	Net Book Value
Mining plant and equipment
Oyu Tolgoi, Mongolia (a) (b)	$4,100,275	$(261,862)	$3,838,413	$-	$-	$-
Ovoot Tolgoi, Mongolia (c)	462,155	(183,002)	279,153	460,938	(108,946)	351,992

	$4,562,430	$(444,864)	$4,117,566	$460,938	$(108,946)	$351,992

Mineral property interests
Oyu Tolgoi, Mongolia (a)	$952,171	$(44,804)	$907,367	$1,087,799	$(15,729)	$1,072,070
Ovoot Tolgoi, Mongolia (c)	34,984	(11,836)	23,148	37,606	(2,215)	35,391
Other exploration projects	1,252	(1,244)	8	1,252	(1,244)	8

	$988,407	$(57,884)	$930,523	$1,126,657	$(19,188)	$1,107,469

Other capital assets
Oyu Tolgoi, Mongolia (a)	$30,423	$(12,049)	$18,374	$644,114	$(78,354)	$565,760
Ovoot Tolgoi, Mongolia (c)	3,214	(1,425)	1,789	3,414	(1,231)	2,183
Other exploration projects	4,656	(3,872)	784	4,678	(3,911)	767

	$38,293	$(17,346)	$20,947	$652,206	$(83,496)	$568,710

Capital works in progress
Oyu Tolgoi, Mongolia (a)	$2,000,324	$-	$2,000,324	$4,710,266	$-	$4,710,266
Ovoot Tolgoi, Mongolia (c)	55,323	(49,047)	6,276	55,912	-	55,912

	$2,055,647	$(49,047)	$2,006,600	$4,766,178	$-	$4,766,178

	$7,644,777	$(569,141)	$7,075,636	$7,005,979	$(211,630)	$6,794,349

(a)

Turquoise Hill has a 66% interest in the Oyu Tolgoi copper-gold mine located in Mongolia. During the year ended December 31, 2013, additions to property, plant and equipment for the Oyu Tolgoi mine totalled $641.0 million (December 31, 2012 - $2.6 billion).

(b)

On May 1, 2013, the Oyu Tolgoi mine’s ore processing infrastructure, including the concentrator, was in the condition and location necessary for its intended use. Therefore, on this date, costs associated with establishing and commissioning this infrastructure ceased being capitalized.

(c)	The Ovoot Tolgoi coal mine is located in Mongolia and began open pit operations in 2008.